Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 179	$ 1,650
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	(4,492)	2,690
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	4,671	(1,040)
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 179	$ 1,650